SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Operating lease charges	¥ 2,685	¥ 1,858	¥ 12,301
Auditor's remuneration:
Audit services	73	70	94
Others	8	6	9
Impairment losses:
Trade accounts receivable	2,105	1,283	6
Other receivables	¥ (25)	¥ (2)	¥ 8